Consolidated Statements of Operations and Comprehensive (Loss) Income (CAD) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Consolidated Statements of Operations and Comprehensive (Loss) Income [Abstract]
Revenue	1,006,545	858,048	758,965
Project costs	610,821	456,119	301,307
Equipment costs	220,738	234,933	209,408
Equipment operating lease expense	65,185	69,420	66,329
Depreciation	48,900	39,440	42,636
Gross profit	60,901	58,136	139,285
General and administrative expenses	54,400	59,828	62,516
Loss on disposal of property, plant and equipment	1,741	1,948	1,233
(Gain) loss on disposal of assets held for sale (note 12(b))	(466)	825	373
Amortization of intangible assets (note 12(c))	5,702	3,540	1,719
Equity in (earnings) loss of unconsolidated joint venture (note 11)	(86)	2,720	(44)
Operating (loss) income before the undernoted	(390)	(10,725)	73,488
Interest expense, net (note 19)	30,325	29,991	26,080
Foreign exchange loss (gain)	52	(1,659)	(48,901)
Realized and unrealized (gain) loss on derivative financial instruments (note 21(a))	(2,382)	(2,305)	54,411
Loss on debt extinguishment (note 15(d))		4,346
(Loss) income before income taxes	(28,385)	(41,098)	41,898
Income tax (benefit) expense (note 17):
Current	(677)	2,892	3,803
Deferred	(6,546)	(9,340)	9,876
Net (loss) income	(21,162)	(34,650)	28,219
Other comprehensive income (loss)
Unrealized foreign currency translation gain (loss)	40	(59)
Comprehensive (loss) income	(21,122)	(34,709)	28,219
Net (loss) income per share - basic (note 18(b))	(0.58)	(0.96)	0.78
Net (loss) income per share - diluted (note 18(b))	(0.58)	(0.96)	0.77